Consolidated Balance Sheet - GBP (£) £ in Millions		Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill		£ 8,388.9	£ 8,453.4
Other		849.9	1,451.9
Property, plant and equipment		828.5	1,000.7
Right-of-use assets		1,382.2	1,528.5
Interests in associates		286.5	305.1
Other investments		332.7	369.8
Deferred tax assets		324.4	322.1
Corporate income tax recoverable		76.5	74.1
Trade and other receivables		209.2	218.6
Non-current assets		12,678.8	13,724.2
Current assets
Corporate income tax recoverable		114.9	107.1
Trade and other receivables		8,460.6	9,031.4
Accrued income	[1]	3,150.6	3,468.3
Cash and short-term deposits		2,217.5	2,491.5
Total of current assets after including assets classified as held for sale		13,943.6	15,098.3
Current liabilities
Trade and other payables		(13,323.1)	(14,235.9)
Deferred income	[1]	(1,318.9)	(1,599.0)
Corporate income tax payable		(370.2)	(422.0)
Short-term lease liabilities		(292.3)	(282.4)
Bank overdrafts and bonds		(946.3)	(1,169.0)
Total of current liabilities after including liabilitites associated with assets as held for sale		(16,250.8)	(17,708.3)
Net current liabilities		(2,307.2)	(2,610.0)
Non-current liabilities
Bonds		(3,775.0)	(3,801.8)
Trade and other payables		(282.8)	(490.9)
Deferred tax liabilities		(178.5)	(350.8)
Employee benefit obligations		(135.9)	(137.5)
Provisions for liabilities and charges		(304.5)	(244.6)
Long-term lease liabilities		(1,862.2)	(1,928.2)
Non-current liabilities		(6,538.9)	(6,953.8)
Net assets		3,832.7	4,160.4
Equity
Called-up share capital		114.1	114.1
Share premium account		576.6	575.9
Other reserves		186.6	285.2
Own shares		(990.1)	(1,054.1)
Retained earnings		3,488.4	3,759.7
Equity shareholders’ funds		3,375.6	3,680.8
Non-controlling interests		457.1	479.6
Total equity		£ 3,832.7	£ 4,160.4

[1]	Accrued income and Deferred income were previously presented in Trade and other receivables and Trade and other payables respectively.